Document and Entity Information	9 Months Ended
Sep. 30, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 30, 2021
Entity Registrant Name	Renovacor, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39271
Entity Tax Identification Number	80-0948910
Entity Address, Address Line One	P.O. Box 8142
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06836
City Area Code	610
Local Phone Number	424-2650
Entity Information, Former Legal or Registered Name	Chardan Healthcare Acquisition 2 Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001799850
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	17 State Street
Entity Address, Address Line Two	21st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	646
Local Phone Number	465-9000
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RCOR
Security Exchange Name	NYSEAMER
Warrants to purchase one share of common stock at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of common stock at an exercise price of $11.50
Trading Symbol	RCOR.WS
Security Exchange Name	NYSEAMER